Debentures (Details Textual) ₪ in Thousands, $ in Thousands				12 Months Ended
	Jun. 08, 2020	Sep. 16, 2017	Sep. 16, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 16, 2015 ILS (₪)
Debentures (Textual)
Interest expenses				$ 5,450	$ 5,165
Amortization of debt premium, discount and issuance costs, net				178	$ 289
Series A Secured Debentures [Member]
Debentures (Textual)
Public offering, description			Formula issued Formula Systems Series A Secured Debentures in the aggregate principle amount of NIS 102,260 (approximately $26,295), at a purchase price equal to 100% of their par value, payable in eight equal annual installments on July 2nd of each of the years 2017 through 2024. The Formula Systems Series A Secured Debentures bear a fixed interest rate of 2.8% per annum (which may vary based on the credit rating of the debentures), payable on July 2nd and January 2nd of each of the years 2016 through 2024. Issuance costs including early commitment commission of approximately NIS 1,246 (approximately $320), were allocated to the Formula Systems Series A Secured Debentures and are amortized as financial expenses over the term of Series A Secured Debentures due in 2024.
Fair value of debentures				$ 52,138
Debentures amount			$ 26,295
Description of debentures				On January 31, 2018, Formula issued additional Formula Systems Series A Secured Debentures in an aggregate principle amount of NIS 150,000 (approximately $44,053) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series A Secured Debentures in January 2018 were NIS 155,205 (approximately $45,581), out of which NIS 336 was attributed to interest payable (approximately $99). Debt premium of NIS 4,869 (approximately $1,430) net of issuance costs of NIS 782 (approximately $225) were allocated to the Formula Systems Series A Secured Debentures and are amortized as financial income over the remaining term of Formula Systems Series A Secured Debentures due in 2024.
Series A Secured Debentures [Member] | NIS [Member]
Debentures (Textual)
Debentures amount | ₪						₪ 102,260
Series B Convertible Debentures [Member]
Debentures (Textual)
Public offering, description			Formula issued Formula Systems Series B Convertible Debentures, linked to US dollars, in the aggregate principle amount of NIS 125,000 (approximately $32,140), at a purchase price equal to 102% of their par value. The principal amount of Formula Systems Series B Secured Debentures bears a fixed interest rate of 2.74% per annum, payable in one installment together with the remaining unconverted principle amount on March 26, 2019. The Formula Systems Series B Convertible Debentures were convertible, at the election of each holder, into Formula's ordinary shares, from the date of issuance and until March 10, 2019, at a conversion price of NIS 157 par value per one share, adjusted in events of shares split, reverse shares split, a rights offering, a distribution of bonus shares or a cash dividend.
Conversion component valued				$ 1,248
Commission				$ 367
Debentures amount			$ 32,140
Description of debentures				During 2018 and mainly 2019, holders of Formula Systems Series B Convertible Debentures converted an aggregate principal amount of NIS 80,484 into 545,485 of Formula’s ordinary shares, which constitute, in aggregate, approximately 3.57% of Formula’s issued and outstanding share capital following those conversions (an aggregate principle amount of NIS 232 was converted into 1,556 Formula’s ordinary shares in 2018 and principle amount NIS 80,252 was converted into 543,929 Formula’s ordinary shares in 2019). The remaining outstanding Series B Convertible Debentures amounting to NIS 44,516 (or $11,350) and their respective accumulated interest of $1,135 were fully paid on March 26, 2019.
Series B Convertible Debentures [Member] | NIS [Member]
Debentures (Textual)
Debentures amount | ₪						₪ 125,000
Series C Secured Debentures [Member]
Debentures (Textual)
Fair value of debentures				$ 90,174
Description of debentures				On March 31, 2019, Formula issued Formula Systems Series C Secured Debenture in the aggregate principle amount of NIS 300,000 (approximately $82,600), at a purchase price equal to 100% of their par value, payable in five annual installments of NIS 33,000 on December 1 of each of the years 2020 through 2024 and two annual installments of NIS 67,500 on December 1 of each of the years 2025 and 2026. The outstanding principle amount of Formula Systems Series C Secured Debentures bears a fixed annual interest rate of 2.29% (which may vary based on the credit rating of the debentures), payable on December 1st and June 1st of each of the years 2019 through 2026. Issuance costs including early commitment commission of approximately NIS 3,355 (approximately $924) were allocated to Formula Systems Series C Secured Debentures and are amortized as financial expenses over the term of Formula Systems Series C Secured Debentures due in 2026.
Sapiens' Series B Debentures [Member]
Debentures (Textual)
Fair value of debentures				$ 70,593
Description of debentures	Sapiens issued additional Sapiens’ Series B Debentures in an aggregate principle amount of NIS 210,000 (approximately $60,362) through a public offering in Israel. The gross proceeds received for the issuance of Sapiens’ Series B Debentures in June 2020 were NIS 210,840 (approximately $60,603), out of which approximately NIS 3,006 was attributed to interest payable (approximately $864). Debt discount of NIS 2,166 (approximately $623) and issuance costs of NIS 2,326 (approximately $669) were allocated to Sapiens' Series B Debentures and are amortized as financial expenses over the remaining term of the Sapiens Series B Debentures due in 2026.	Sapiens issued its unsecured Series B Debentures in an aggregate principal amount of NIS 280,000 (approximately $79,186), linked to the US dollar and payable in eight equal annual payments of $9,898 on January 1st of each of the years 2019 through 2026. The outstanding principal amount of Sapiens’ Series B Debentures bear a fixed interest rate of 3.37% per annum (which may vary based on the credit rating of the debentures), payable on January 1st and July 1st of each of the years 2018 through 2025, with one final interest payment on January 1, 2026. Debt discount and issuance costs were approximately $956, allocated to Sapiens’ Series B Debentures discount and are amortized as financial expenses over the term of Series B Debentures due in 2026.